Scudder Small Company Value Fund

Annual Report

August 31, 1996

Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund which offers opportunities for long-term growth of capital by seeking undervalued stocks of small U.S. companies.

Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Portfolio Summary
   5  Portfolio Management Discussion
   8  Investment Portfolio
  17  Financial Statements
  20  Financial Highlights
  21  Notes to Financial Statements
  24  Report of Independent Accountants
  25  Officers and Trustees
  26  Investment Products and Services
  27  How to Contact Scudder


In Brief

o Scudder Small Company Value Fund provided a strong total return of 13.54% from its commencement of operations on October 6, 1995, through the end of its abbreviated fiscal year on August 31, 1996.

o At the end of August, the average price-earnings ratio for portfolio holdings was 11.6 based on trailing 12-month earnings, or well below half of the 27.2 ratio for the broad universe of small stocks.

o One of the key benefits of the Fund's value-oriented approach to small stock investing -- reduced volatility -- was clearly displayed over the period versus broad small- and large-capitalization stock indices.

                      2 - Scudder Small Company Value Fund

                        Letter From the Fund's President

Dear Shareholders,

     We welcome you as an investor in Scudder Small Company Value Fund and are pleased to present the first annual report of the Fund, covering the abbreviated fiscal year beginning with the commencement of operations on October 6, 1995 and ended August 31, 1996. For this period, the Fund's total return was a strong 13.54%.

     After an extended period of relatively unbroken market strength, U.S. equities provided a bumpy ride for most of the interval from March through August of 1996, as a lack of clarity with respect to the direction of the economy caused investor sentiment to gyrate. Small stocks in particular experienced a high level of volatility and in many cases significant declines. Scudder Small Company Value Fund shareholders were well served by the Fund's systematic, value-oriented approach, which is designed to outperform other more aggressive small stock strategies in such periods.

     For those of you who like to stay informed about new funds offered by Scudder, we recently introduced three new equity funds. Scudder Classic Growth Fund seeks long-term capital appreciation with a higher degree of principal stability than the average growth fund. Scudder 21st Century Growth Fund takes a more aggressive approach, focusing primarily on emerging growth companies with the potential to benefit from the rapidly changing industrial and economic landscape that we foresee. Scudder Micro Cap Fund invests in the dynamic universe of America's smallest publicly traded companies. For more information on these and other Scudder Fund products and services, please turn to page 26.

     Thank you for your interest and continued investment in Scudder Small Company Value Fund. Please do not hesitate to contact Investor Relations at 1-800-225-2470 with any questions regarding your account.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Small Company Value Fund


                      3 - Scudder Small Company Value Fund

PORTFOLIO SUMMARY as of August 31, 1996

-----------------------------
ASSET ALLOCATION
-----------------------------
Equity Securities        99%
Cash & Equivalents, Net   1%
-----------------------------
                        100%
-----------------------------
Total Net Assets (millions): $41.2
Net Asset Value per Share: $13.57

Fund assets are invested
in stocks of small U.S.
companies.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
SECTORS/LARGEST HOLDINGS
(Excludes 1% Cash Eqv., Net)
-----------------------------
1. FINANCIAL (26%)
   Washington National Corp.
   Financial services holding company
   providing various types of life, health
   disability insurance

2. MANUFACTURING (18%)
   DT Industries, Inc.
   Manufacturer of automated production
   equipment and precision metal
   components

3. CONSUMER DISCRETIONARY (10%)
   Ross Stores, Inc.
   Chain of off-price retail apparel stores

4. CONSTRUCTION (9%)
   Southdown, Inc.
   Cement and concrete producer

5. DURABLES (7%)
   SPX Corp.
   Manufacturer of automotive and
   heavy-duty engine and chassis parts,
   repair and maintenance equipment

6. UTILITIES (6%)
   North Carolina Natural Gas Corp.
   Natural gas distributor

7. TECHNOLOGY (5%)
   CTS Corp.
   Manufacturer of electronic and
   electromechanical components

8. SERVICE INDUSTRIES (4%)
   Kinder Care Learning Centers
   Operator of day-care centers

9. METALS & MINERALS (4%)
   Commercial Metals Co.
   Producer and marketer of steel and
   copper tubes, and recycling of
   abandoned railroad materials

10. OTHER (11%)
    RPC, Inc.
    Service provider to oil and gas
    companies, drilling contractors and steel companies


-------------------------------------------------------------------
STOCK CHARACTERISTICS
-------------------------------------------------------------------
                                                         Fund as
                                                          % of
                                          Russell  S&P   Russell
                                    Fund   2000*   500**  2000
------------------------------------------------------------------
SMALL COMPANIES ($ MILLIONS)
Market Capitalization: Median        268    325    4,976    82%
Market Capitalization: Wgt. Avg.     304    532   35,989    57%
Revenues                             586    549   23,557   107%

VALUE ORIENTATION
P/E: Trailing Twelve Months         11.6   27.2     18.7    43%
Price/Sales                          0.5    1.0      1.2    52%
Price/Book Value                     1.4    2.3      3.0    63%
Yield (Avg. Stock)                   1.6%   1.4%     2.3%  110%

* The Russell 2000 Index is an unmanaged capitalization-weighted measure of small U.S. companies whose common stocks trade on the New York Stock Exchange, American Stock Exchange, and
NASDAQ market.

** The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and NASDAQ market.

The average price-earnings ratio for stocks in the Fund of 11.6 is less than half of that for the overall small stock market.


For more complete details about the Fund's Investment Portfolio, see page 8.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.
-------------------------------------------------------------------------------
                      4 - Scudder Small Company Value Fund

                         Portfolio Management Discussion

Dear Shareholders,

Scudder Small Company Value Fund provided a total return of 13.54% from its commencement of operations on October 6, 1995, through its initial fiscal year-end on August 31, 1996. This performance exceeded that of small company value stocks in the aggregate as measured by the unmanaged Russell 2000 Value Index, and the broad small cap market as gauged by the unmanaged Russell 2000 Index (see accompanying table).

The Russell 2000 Value Index consists of securities from the Russell 2000 Index that display value characteristics, and is the Fund's benchmark for purposes of performance. While comparative results for shorter periods have varied, historically, the Russell 2000 Value Index has outperformed the Russell 2000 Index over most five-year periods.

Total Returns Since Inception of
Scudder Small Company Value Fund

10/6/95 - 8/31/96
=======================================================

Scudder Small Company Value Fund            13.54%
Russell 2000 Value Index                    12.38
(small company value stocks)
Russell 2000 Index                          12.19
(small company stocks)
S&P 500 Index                               14.21
(large company stocks)
=======================================================


For the first several months of the Fund's fiscal period, the U.S. stock market was buoyed by slow growth, a low rate of inflation, and the prospect of further interest rate declines. In March, stocks began to display increased volatility as investors reacted to conflicting signals concerning the direction of economic growth, inflation and interest rates. While small stock returns in the aggregate were solidly in the positive column for the period, as shown in the accompanying table, they slightly lagged behind those of their larger-capitalization counterparts.

                          A Disciplined, Value-Oriented
                        Approach to Small Stock Investing

Scudder Small Company Value Fund takes a distinctive approach to seeking long-term growth of capital from investing in U.S. stocks. The Fund is designed to provide investors with a vehicle for accessing the benefits of two techniques that have historically provided superior long-term returns -- investing in small stocks, and employing a value-oriented selection criteria.

The Fund's selection process begins with the narrowing of the prospective investment universe to small U.S. companies -- those with market capitalizations less than $1 billion. These issues are then assessed using a proprietary set of quantitative measurements that relate to a stock's intrinsic value. In addition, indicators of company growth and stock price momentum are evaluated. The small stocks that are identified by our method as displaying the strongest combination of these investment characteristics with overall acceptable risk become part of the portfolio. The goal is to produce a portfolio of stocks of small companies with reasonable growth prospects, purchased at discounted prices.


                      5 - Scudder Small Company Value Fund

At the end of August, the Fund's $41.2 million in net assets was invested in 211 stocks. Consistent with the approach outlined above, the median market capitalization of these holdings was $268 million -- similar in size to those in the Russell 2000 Index and less than 10% of the market capitalization of the typical S&P 500 company. With respect to the value orientation of the Fund, the average price-earnings (p/e) ratio -- a widely used measure of stock value -- for portfolio holdings was 11.6 based on trailing 12-month earnings, or well below half of the 27.2 ratio for the broad universe of small stocks, as represented by the Russell 2000 Index. That a number of portfolio holdings benefited from takeover activity over the period illustrates the potential for stocks that display good relative value to benefit as the market comes to appreciate their desirable investment characteristics.


At the end of August, the Fund's largest concentration was in the finance sector, which accounted for approximately 26% of the portfolio's stock holdings. This position is actually underweight relative to the 35% weighting of finance stocks in the Russell 2000 Value Index. Other groups where the Fund's value-driven process resulted in significant representation include manufacturing and consumer discretionary stocks.

                               Reduced Volatility


One of the key benefits of the Fund's value-oriented approach to small stock investing -- reduced volatility -- was clearly displayed over the period. For example, over the first eight months of 1996, the day-to-day volatility of the Fund's net asset value was significantly lower than the price volatility of both the large-capitalization S&P 500 and small-cap Russell 2000 stocks, based on standard deviation, a common measure of investment volatility. In addition, on those days when small stocks declined (as reflected by the Russell 2000), the Fund outperformed the overall small stock market 79% of the time. These results are in keeping with our expectation that the Fund should, in general, outperform the broader market during periods of equity weakness. This in turn can contribute to the Fund's goal of providing growth of capital and competitive returns over the long run.


Finally, we were successful in minimizing the required fiscal year-end distribution of taxable capital gains to shareholders, selectively taking losses on securities which had declined since being purchased by the Fund to offset realized gains in other securities.

                                  Looking Ahead


As the Fund's fiscal period drew to a close, there were signs that the U.S. stock market had resumed its upward march, following a period of some months where wild vacillations were the norm. It may be too much to expect this strong performance to continue indefinitely; short-term volatility and periodic corrections are part of equity investing. However, the long-term prospects for the U.S. economy and stock market are positive, based on a number of structural trends including moderate growth and benign inflation.

                      6 - Scudder Small Company Value Fund

         Scudder Small Company Value Fund: A Team Approach to Investing

  Scudder Small Company Value Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of quantitative analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Philip S. Fortuna, Lead Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He became director of quantitative research in 1987 and served as director of investment operations from 1993 to 1994. James M. Eysenbach, Portfolio Manager, joined Scudder in 1991 as a senior quantitative analyst and is currently director of quantitative research for Scudder. Mr. Eysenbach has more than nine years investment research and management experience.

  Your Portfolio Management Team:  Philip S. Fortuna and James M. Eysenbach

Going forward, the Fund will continue to be essentially fully invested in small U.S. stocks pursuant to its objective and our policy of not trying to "time" the market. We will continue to apply our disciplined, value-oriented approach to selecting a portfolio of small stocks that we believe will position the Fund to benefit shareholders seeking long-term capital appreciation.

Sincerely,
Your Portfolio Management Team

/s/Philip S. Fortuna          /s/James M. Eysenbach
Philip S. Fortuna             James M. Eysenbach


                      7 - Scudder Small Company Value Fund

                   INVESTMENT PORTFOLIO as of August 31, 1996

                                                          Principal      Market
                                                          Amount ($)   Value ($)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.3%
--------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and
 Trust Company dated 8/30/96 at 5.23%, to be
 repurchased at $1,388,807 on 9/3/96,
 collateralized by a $1,395,000 U.S. Treasury
 Note, 6.125%, 5/15/98 (Cost $1,388,000) .......         1,388,000     1,388,000

                                                            Shares
--------------------------------------------------------------------------------
COMMON STOCKS 96.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 10.1%
DEPARTMENT & CHAIN STORES 2.7%
AnnTaylor Stores Corp.* .......................              5,900        85,550
Carson Pirie Scott & Co.* .....................              9,900       249,975
Genovese Drug Stores, Inc. "A" ................             18,500       228,938
Ross Stores, Inc. .............................              9,400       361,900
Shopko Stores, Inc. ...........................             13,700       208,925
                                                                       ---------
                                                                       1,135,288
                                                                       ---------
HOME FURNISHINGS 4.5%
Chromcraft Revington, Inc.* ...................              4,200       106,313
Furniture Brands International, Inc.* .........             22,700       272,400
Haverty Furniture Co., Inc. ...................             16,200       176,175
Interface, Inc. ...............................             15,200       233,700
Oneida Ltd. ...................................             14,400       210,600
Prime Hospitality Corp.* ......................             17,500       332,500
Thomas Industries, Inc. .......................             11,500       209,875
Toro Co. ......................................             11,100       346,875
                                                                       ---------
                                                                       1,888,438
                                                                       ---------
RECREATIONAL PRODUCTS 0.9%
Carmike Cinemas, Inc.* ........................              6,400       154,400
Outboard Marine Corp. .........................             12,800       214,400
                                                                       ---------
                                                                         368,800
                                                                       ---------
RESTAURANTS 0.6%
Ryan's Family Steak Houses, Inc.* .............             29,100       243,713
                                                                       ---------
SPECIALTY RETAIL 1.4%
Fabri-Centers of America "A"* .................              9,600       129,600
Inacom Corp.* .................................             12,000       324,000
Trak Auto Corp.* ..............................              9,000       148,500
                                                                       ---------
                                                                         602,100
                                                                       ---------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     8 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                          SHARES        VALUE($)
--------------------------------------------------------------------------------

CONSUMER STAPLES 3.O%
FOOD & BEVERAGE 2.6%
Golden Poultry Co., Inc. .......................          24,000         252,000
Hudson Foods, Inc. "A" .........................           8,200         111,725
Morningstar Group, Inc.* .......................          22,100         245,863
Nash-Finch Co. .................................           9,000         146,250
Super Food Services, Inc. ......................          18,800         223,250
WLR Foods, Inc. ................................           9,400         109,863
                                                                       ---------
                                                                       1,088,951
                                                                       ---------

TEXTILES 0.4%
Guilford Mills, Inc. ...........................           7,600         171,950
                                                                       ---------
HEALTH 1.6%
BIOTECHNOLOGY 0.5%
Bio-Rad Laboratories, Inc. "A" .................           6,900         193,200
                                                                       ---------
HOSPITAL MANAGEMENT 0.3%
GranCare, Inc.* ................................           5,700         111,863
                                                                       ---------
MEDICAL SUPPLY & SPECIALTY 0.8%
Bindley Western Industries, Inc. ...............          12,200         216,550
West Co., Inc. .................................           5,700         142,500
                                                                       ---------
                                                                         359,050
                                                                       ---------
COMMUNINCATIONS 0.1%
TELEPHONE/COMMUNICATIONS
Atlantic Tele-Network, Inc.* ...................           1,600          36,200
                                                                       ---------
FINANCIAL 25.4%
BANKS 15.4%
ALBANK Financial Corp. .........................           7,200         209,700
Astoria Financial Corp. ........................           6,400         171,600
Banknorth Group, Inc. ..........................           6,400         225,600
Center Financial Corp. .........................          10,800         268,650
Chittenden Corp. ...............................           5,250         123,375
Colonial BancGroup, Inc. .......................           7,700         262,763
Commerce Bancorp, Inc. .........................           9,275         227,238
Community First Bankshares, Inc. ...............          12,900         304,763
Corns Bankshares, Inc. .........................           9,500         289,750
First Citizens BancShares, Inc. "A" ............           1,200          76,800
First Commonwealth Financial Corp. .............           7,500         139,688




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     9 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                          SHARES        VALUE($)
--------------------------------------------------------------------------------

First Indiana Corp. ............................           8,340         192,863
FirstBank Puerto Rico ..........................           9,500         213,750
Greater New York Savings Bank* .................          15,100         171,763
HUBCO, Inc. ....................................          13,100         271,825
Hancock Holding Co. ............................           6,700         242,875
InterWest Bancorp, Inc. ........................           3,600          99,900
Irwin Financial Corp. ..........................           2,900         118,175
New York Bancorp, Inc. .........................           4,500         137,250
North Side Savings Bank ........................           5,800         269,700
People's Heritage Financial Group, Inc. ........           9,400         206,800
RCSB Financial, Inc. ...........................           7,900         212,313
Reliance Bancorp, Inc. .........................           9,200         157,550
Riggs National Corp. ...........................          16,900         270,400
Sovereign Bancorp, Inc. ........................          19,320         206,483
Susquehanna Bancshares, Inc. ...................          11,500         342,125
TR Financial Corp. .............................           7,600         215,650
USBANCORP, Inc. ................................           9,400         343,100
Westamerica Bancorp. ...........................           4,900         238,875
Whitney Holding Corp. ..........................           9,400         289,050
                                                                       ---------
                                                                       6,500,374
                                                                       ---------

INSURANCE 9.1%
Acceptance Insurance Cos., Inc.* ...............           9,500         163,875
Allied Group, Inc. .............................           7,700         296,450
American Annuity Group, Inc. ...................          14,000         185,500
American Heritage Life Investment Corp. ........           6,600         127,875
American Travellers Corp. ......................           6,900         214,763
Capitol Transamerica Corp. .....................           2,900          61,625
Delphi Financial Group, Inc. "A" ...............           2,900          87,000
First American Financial Co. ...................           4,800         153,000
Integon Corp. ..................................          12,700         258,763
Lawyers Title Corp. ............................          12,200         254,675
Life USA Holdings, Inc.* .......................          14,300         126,913
MAIC Holdings, Inc.* ...........................           4,580         148,850
MMI Companies, Inc. ............................           7,800         249,600
Nymagic, Inc. ..................................           1,700          31,875
Presidential Life Corp. ........................          22,200         216,450



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------
                     10 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                            SHARES      VALUE($)
--------------------------------------------------------------------------------

Reliable Life Insurance Co. ........................         1,800       118,800
Security-Connecticut Corp. .........................         6,600       199,650
Stewart Information Services Corp. .................         4,500        93,375
Trenwick Group, Inc. ...............................         6,000       319,500
United Fire & Casualty Co. .........................         6,100       183,000
Washington National Corp. ..........................        12,200       353,800
                                                                       ---------
                                                                       3,845,339
                                                                       ---------

CONSUMER FINANCE 0.4%
Webster Financial Corp. ............................         5,100       164,475
                                                                       ---------
OTHER FINANCIAL COMPANIES 0.5%
Bay View Capital Corp. .............................         5,200       192,400
                                                                       ---------
MEDIA 0.6%
BROADCASTING & ENTERTAINMENT
AMC Entertainment, Inc.* ...........................         8,100       148,838
Value Vision International, Inc. "A"* ..............        20,900       120,175
                                                                       ---------
                                                                         269,013
                                                                       ---------

SERVICE INDUSTRIES 4.2%
ENVIRONMENTAL SERVICES 0.5%
Sevenson Environmental Services, Inc. ..............        11,800       215,350
                                                                       ---------
INVESTMENT 1.3%
BHC Financial, Inc. ................................         8,000       114,000
Jefferies Group, Inc. ..............................         8,400       254,100
McDonald & Co. Investments .........................         9,800       194,775
                                                                       ---------
                                                                         562,875
                                                                       ---------

MISCELLANEOUS COMMERCIAL SERVICES O.7%
Berlitz International, Inc.* .......................           500        11,250
Volt Information Sciences, Inc. ....................         6,000       234,000
Winthrop Resources Corp. ...........................         1,600        39,600
                                                                       ---------
                                                                         284,850
                                                                       ---------

MISCELLANEOUS CONSUMER SERVICES 0.7%
Kinder Care Learning Centers* ......................        18,800       274,950
                                                                       ---------
PRINTING/PUBLISHING 1.0%
Bowne & Co., Inc. ..................................        11,300       224,588
Graphic Industries, Inc. ...........................        23,600       215,350
                                                                       ---------
                                                                         439,938
                                                                       ---------



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     11 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                           SHARES       VALUE($)
--------------------------------------------------------------------------------

DURABLES 6.9%
AEROSPACE 0.7%
Curtiss-Wright Corp. .............................          2,200        116,738
Tracor, Inc.* ....................................          8,500        164,688
                                                                       ---------
                                                                         281,426
                                                                       ---------

AUTOMOBILES 5.0%
A.O. Smith Corp. .................................          5,400        130,950
Coachmen Industries, Inc. ........................          3,100         57,738
Durakon Industries, Inc.* ........................          7,100         95,850
Myers Industries, Inc. ...........................         15,400        238,700
Oshkosh Truck Corp. "B" ..........................         13,900        168,538
SPX Corp. ........................................         14,300        398,613
Standard Products Co. ............................          3,600         82,800
Stant Corp. ......................................         17,600        187,000
Titan, Wheel International, Inc. .................         12,000        183,O00
Walbro, Inc. .....................................         13,000        255,125
Wynn's International, Inc. .......................         12,400        330,150
                                                                       ---------
                                                                       2,128,464
                                                                       ---------

CONSTRUCTION/AGRICULTURAL EQUIPMENT 1.2%
Global Industrial Technologies, Inc.* ............         16,300        313,775
NACCO Industries, Inc. "A" .......................          1,000         48,500
Raymond Corp. ....................................          7,350        141,488
                                                                       ---------
                                                                         503,763
                                                                       ---------

MANUFACTURING 16.9%
CHEMICALS 0.6%
Cambrex Corp. ....................................          7,950        261,356
                                                                       ---------
CONTAINERS & PAPER 1.1%
Mosinee Paper Corp. ..............................          9,066        256,115
Park Ohio Industries, Inc.* ......................         15,000        217,500
                                                                       ---------
                                                                         473,615
                                                                       ---------

DIVERSIFIED MANUFACTURING 3.9%
ACX Technologies, Inc. ...........................          8,100        135,675
Bearings, Inc. ...................................          9,850        284,419
International Aluminum Co. .......................         10,900        275,225
Robbins & Myers, Inc. ............................          6,800        149,600
Scotsman Industries, Inc. ........................         14,800        316,350



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     12 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                           SHARES       VALUE($)
--------------------------------------------------------------------------------

Tredegar Industries, Inc. ........................          6,900        217,350
Valmont Industries ...............................          8,100        251,100
                                                                       ---------
                                                                       1,629,719
                                                                       ---------

ELECTRICAL PRODUCTS 0.2%
DII Group, Inc.* .................................          2,300         67,275
                                                                       ---------
HAND TOOLS 0.6%
L.S. Starrett Corp. ..............................         10,700        254,125
                                                                       ---------
INDUSTRIAL SPECIALTY 3.5%
American Filtrona Corp. ..........................          8,300        259,375
Barnes Group, Inc. ...............................          4,000        198,000
Central Sprinkler Corp.* .........................          5,900        100,300
Commercial Intertech Corp. .......................          6,000        150,000
FSI International, Inc. ..........................          8,000         86,000
Greenbrier Companies, Inc. .......................         15,400        177,100
Kulicke & Soffa Industries, Inc. .................          6,600         65,175
O'Sullivan Corp. .................................          7,800         89,700
Spartech Corp. ...................................         16,400        161,950
Wyman-Gordon Co.* ................................          8,300        173,263
                                                                       ---------
                                                                       1,460,863
                                                                       ---------

MACHINERY/COMPONENTS/CONTROLS 5.0%
Amcast Industrial Corp. ..........................         13,800        244,950
DT Industries, Inc. ..............................         12,900        338,625
Gleason Corp. ....................................          1,500         59,813
Kysor Industrial Corp. ...........................         11,000        281,875
Mueller Industries, lnc ..........................          5,500        194,563
Penn Engineering & Manufacturing Corp. ...........          8,400        134,400
Penn Engineering & Manufacturing Corp."A" ........          2,800         52,150
Reliance Steel & Aluminum Co. ....................          6,400        214,400
Sequa Corp."A"* ..................................          2,000         87,500
Varlen Corp. .....................................         11,880        255,420
Zero Corporation .................................         11,800        238,950
                                                                       ---------
                                                                       2,102,646
                                                                       ---------

WHOLESALE DISTRIBUTORS 2.0%
A.M. Castle & Co. ................................         10,875        241,969
Fisher Scientific International ..................          1,600         63,600
Hughes Supply, Inc. ..............................          6,900        267,375



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds
--------------------------------------------------------------------------------

                     13 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                            SHARES      VALUE($)
--------------------------------------------------------------------------------

Rexel, Inc.* .......................................        19,500       270,563
                                                                         -------
                                                                         843,507
                                                                         -------

TECHNOLOGY 4.3%
COMPUTER SOFTWARE 0.2%
MTS Systems Corp. ..................................         4,600        85,100
                                                                         -------
DIVERSE ELECTRONIC PRODUCTS 0.7%
Esterline Technologies Corp.* ......................         5,500       113,438
HADCO Corp.* .......................................         6,300       163,013
                                                                         -------
                                                                         276,451
                                                                         -------

EDP PERIPHERALS 0.2%
DH Technology, Inc. ................................         2,900        71,050
                                                                         -------
ELECTRONIC COMPONENTS/DISTRIBUTORS 2.1%
Augat, Inc. ........................................        11,300       216,113
Bell Industries, Inc. ..............................        15,790       264,483
CTS Corp. ..........................................         6,9O0       281,175
Furon Corp. ........................................         5,500       121,000
                                                                         -------
                                                                         882,771
                                                                         -------
MILITARY ELECTRONICS 0.4%
Watkins-Johnson Co. ................................         9,200       184,000
                                                                         -------
PRECISION INSTRUMENTS 0.2%
Silicon Valley Group, Inc.* ........................         5,600       101,500
                                                                         -------
SEMICONDUCTORS 0.5%
Siliconix, Inc.* ...................................         4,300        79,550
VLSI Technology, Inc.* .............................         8,700       121,800
                                                                         -------
                                                                         201,350
                                                                         -------

ENERGY 3.6%
OIL & GAS PRODUCTION 0.9%
Belden & Blake Corp.* ..............................         8,800       180,400
KCS Energy, Inc. ...................................         1,700        53,550
Plains Resources, Inc.* ............................         4,400        59,950
Tesoro Petroleum Corp. .............................         7,400        94,350
                                                                         -------
                                                                         388,250
                                                                         -------

OILFIELD SERVICES/EQUIPMENT 2.7%
Cliffs Drilling Co.* ...............................         5,200       148,200
Getty Petroleum Corp. ..............................        18,800       274,950
Pride Petroleum Services, Inc.* ....................        23,500       337,813


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                     14 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                         SHARES         VALUE($)
--------------------------------------------------------------------------------

RPC, Inc.* ...................................           31,200          347,100
                                                                       ---------
                                                                       1,108,063
                                                                       ---------

METALS & MINERALS 3.6%
STEEL & METALS
Acme Metals, Inc.* ...........................           14,400          210,600
Brush Wellman, Inc. ..........................            8,800          167,200
Chaparral Steel Co. ..........................           18,300          240,188
Commercial Metals Co. ........................           11,800          355,475
National Steel Corp."B"* .....................            9,900          101,475
Rouge Steel Co."A" ...........................            7,100          158,863
Shiloh Industries, Inc.* .....................           14,500          221,125
WHX Corporation* .............................            6,700           68,675
                                                                       ---------
                                                                       1,523,601
                                                                       ---------

CONSTRUCTION 9.1%
BUILDING MATERIALS 4.4%
Butler Manufacturing Co. .....................            4,200          126,000
Fibreboard Corp. .............................            6,600          197,175
Florida Rock Industries, Inc. ................           11,600          307,400
Lone Star Industries, Inc. ...................            3,200          104,000
Medusa Corp. .................................            7,600          226,100
Puerto Rican Cement Co., Inc. ................            8,000          241,000
Southdown, Inc. ..............................           14,000          325,500
Triangle Pacific Corp.* ......................            5,800          126,150
Universal Forest Products, Inc. ..............           16,100          211,313
                                                                       ---------
                                                                       1,864,638
                                                                       ---------

BUILDING PRODUCTS 0.5%
Nortek, Inc.* ................................           13,500          185,625
                                                                       ---------
HOMEBUILDING 3.7%
Beazer Homes USA, Inc.* ......................           12,900          187,050
Champion Enterprises, Inc. ...................            9,200          174,800
Continental Homes Holding Corp. ..............           10,300          198,275
Hovnanian Enterprises, Inc."A"* ..............           30,600          193,163
MDC Holdings, Inc. ...........................           25,500          175,313
NVR, Inc.* ...................................           20,100          188,438
Skyline Corp. ................................           10,200          258,825
U.S. Home Corp.* .............................            8,500          190,188
                                                                       ---------
                                                                       1,566,052
                                                                       ---------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     15 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                         MARKET
                                                          SHARES        VALUE($)
--------------------------------------------------------------------------------

MISCELLANEOUS 0.5%
Granite Construction, Inc. .....................          11,400         216,600
                                                                      ----------
TRANSPORTATION 1.9%
AIRLINES 1.0%
Alaska Air Group, Inc.* ........................          15,200         321,100
Skywest, Inc. ..................................           5,700          97,613
                                                                      ----------
                                                                         418,713
                                                                      ----------

MARINE TRANSPORTATION 0.5%
Avondale Industries, Inc.* .....................          13,500         212,625
                                                                      ----------
TRUCKING 0.4%
Landstar System, Inc.* .........................           6,200         162,750
                                                                      ----------
UTILITIES 5.4%
ELECTRIC UTILITIES 1.7%
Commonwealth Energy System Companies ...........          11,700         273,488
Northwestern Public Service Co. ................          10,400         299,000
St. Joseph Light & Power Co. ...................           8,400         136,500
                                                                      ----------
                                                                         708,988
                                                                      ----------

NATURAL GAS DISTRIBUTION 2.6%
Bay State Gas Co. ..............................           5,600         152,600
Energen Corp. ..................................          10,100         237,350
New Jersey Resources Corp. .....................           5,600         160,300
North Carolina Natural Gas Corp. ...............          10,600         308,725
Northwest Natural Gas Co. ......................           7,200         255,600
                                                                      ----------
                                                                       1,114,575
                                                                      ----------

WATER SUPPLY 1.1%
Aquarion Co. ...................................          10,900         282,038
SJW Corp. ......................................             600          22,575
Southern California Water Co. ..................           6,300         138,577
                                                                      ----------
                                                                         443,190

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $37,868,706)                                40,671,768
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO -- 100.0% (Cost $39,256,706)(a)            42,059,768
--------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $39,256,706. At August 31, 1996, net unrealized appreciation for all securities based on tax cost was $2,803,062. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,032,736 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,229,674.

    * Non-income producing security.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     16 -- SCUDDER SMALL COMPANY VALUE FUND

                              FINANCIAL STATEMENTS

                                        STATEMENT OF ASSETS AND LIABILITIES

                                               AS OF AUGUST 31, 1996


ASSETS
-----------------------------------------------------------------------------------------------------
          Investments, at market (identified cost $39,256,706) (Note A) ............      $42,059,768
          Cash .....................................................................              793
          Receivable on investments sold ...........................................          445,094
          Receivable on Fund shares sold ...........................................           45,202
          Dividends and interest receivable ........................................           45,704
          Deferred organization expense (Note A) ...................................           19,446
                                                                                          -----------
          Total assets .............................................................       42,616,007

LIABILITIES
-----------------------------------------------------------------------------------------------------
          Payable for investments purchased ........................................      $ 1,239,769
          Payable for Fund shares redeemed .........................................           36,687
          Accrued expenses (Note C) ................................................          152,365
                                                                                          -----------
          Total liabilities ........................................................        1,428,821
          -------------------------------------------------------------------------------------------
          NET ASSETS, AT MARKET VALUE ..............................................      $41,187,186
          -------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------
          Net assets consist of:
          Undistributed net investment income ......................................      $    93,313
          Net unrealized appreciation on investments ...............................        2,803,062
          Accumulated net realized loss ............................................           (6,985)
          Shares of beneficial interest ............................................           30,342
          Additional paid-in capital ...............................................       38,267,454
          -------------------------------------------------------------------------------------------
          NET ASSETS, AT MARKET VALUE ..............................................      $41,187,186
          -------------------------------------------------------------------------------------------

NET ASSET VALUE
-----------------------------------------------------------------------------------------------------
          NET ASSET VALUE, offering and redemption price (Note A) per share
            ($41,187,186/3,034,156 outstanding shares of beneficial interest,             -----------
            $.01 par value, unlimited number of shares authorized) .................           $13.57
                                                                                          -----------





    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     17 -- SCUDDER SMALL COMPANY VALUE FUND

                                       STATEMENT OF OPERATIONS

                                    FOR THE PERIOD OCTOBER 6, 1995

                           (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1996

INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
          Income:
          Dividends ................................................................      $  444,857
          Interest .................................................................          54,116
                                                                                          ----------
                                                                                             498,973

          Expenses:
          Management fee (Note C) ..................................................         171,544
          Services to shareholders (Note C) ........................................         140,499
          Custodian and accounting fees (Note C) ...................................         127,904
          Trustees' fees and expenses (Note C) .....................................          45,631
          State registration .......................................................          39,063
          Reports to shareholders ..................................................          22,139
          Auditing .................................................................          20,200
          Federal registration .....................................................          13,302
          Legal ....................................................................          11,380
          Amortization of organization expense (Note A) ............................           4,305
          Other ....................................................................           4,987
                                                                                          ----------
          Total expenses before reductions .........................................         600,954
          Expense reductions (Note C) ..............................................        (255,284)
                                                                                          ----------
          Expenses, net ............................................................         345,670
          ------------------------------------------------------------------------------------------
          NET INVESTMENT INCOME ....................................................         153,303
          ------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
----------------------------------------------------------------------------------------------------
          Net realized loss from investments .......................................          (6,985)
          Net unrealized appreciation during the period on investments .............       2,803,062
          Net gain on investment transactions ......................................       2,796,077
          ------------------------------------------------------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................      $2,949,380
          ------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     18 -- SCUDDER SMALL COMPANY VALUE FUND

                                 Statement of Changes in Net Assets


                                                                                        FOR THE PERIOD
                                                                                        OCTOBER 6, 1995
                                                                                         (COMMENCEMENT
                                                                                       OF OPERATIONS) TO
INCREASE (DECREASE) IN NET ASSETS                                                       AUGUST 31, 1996
--------------------------------------------------------------------------------------------------------
          Operations:
          Net investment income .....................................................     $   153,303
          Net realized loss from investment transactions                                       (6,985)
          Net unrealized appreciation on investment transactions during the period ..       2,803,062
                                                                                          -----------
          Net increase in net assets resulting from operations ......................       2,949,380
                                                                                          -----------
          Distributions to shareholders from net investment income ..................         (61,519)
                                                                                          -----------
          Fund share transactions:
          Proceeds from shares sold .................................................      42,630,158
          Net asset value of shares issued to shareholders in reinvestment of
            distributions ...........................................................          59,327
          Cost of shares redeemed ...................................................      (4,422,357)
          Redemption fees (Note A) ..................................................          30,997
                                                                                          -----------
          Net increase in net assets from Fund share transactions ...................      38,298,125
                                                                                          -----------
          INCREASE IN NET ASSETS ....................................................      41,185,986
          Net assets at beginning of period .........................................           1,200
          NET ASSETS AT END OF PERIOD (including undistributed net investment             -----------
            income of $93,313) ......................................................     $41,187,186
                                                                                          -----------

OTHER INFORMATION
--------------------------------------------------------------------------------------------------------
          INCREASE (DECREASE) IN FUND SHARES
          Shares outstanding at beginning of period .................................             100
                                                                                          -----------
          Shares sold ...............................................................       3,368,696
          Shares issued to shareholders in reinvestment of distributions ............           4,792
          Shares redeemed ...........................................................        (339,432)
                                                                                          -----------
          Net increase in Fund shares ...............................................       3,034,056
                                                                                          -----------
          Shares outstanding at end of period .......................................       3,034,156
                                                                                          -----------




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     19 -- SCUDDER SMALL COMPANY VALUE FUND

                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.


                                                                 FOR THE PERIOD
                                                                 OCTOBER 6, 1995
                                                                  (COMMENCEMENT
                                                                OF OPERATIONS) TO
                                                                    AUGUST 31,
                                                                       1996
---------------------------------------------------------------------------------
                                                                      ------
Net asset value, beginning of period ..............................   $12.00
                                                                      ------
Income from investment operations:
Net investment income .............................................      .07
Net realized and unrealized gain on investment transactions .......     1.53
                                                                      ------
Total from investment operations ..................................     1.60
                                                                      ------
Less distributions from net investment income .....................     (.05)
Redemption fees (Note A) ..........................................      .02
                                                                      ------
Net asset value, end of period ....................................   $13.57
                                                                      ------
---------------------------------------------------------------------------------
TOTAL RETURN (%)(b) ...............................................    13.54(c)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) ............................       41
Ratio of operating expenses, net to average daily net assets (%) ..     1.50*
Ratio of operating expenses before expense reductions, to
  average daily net assets (%) ....................................     2.61*
Ratio of net investment income to average daily net assets (%) ....      .67*
Portfolio turnover rate (%) .......................................    33.97*
Average commission rate paid ......................................   $.0364

(a) Per share amounts have been calculated using the weighted average shares outstanding during the period.
(b)  Total return is higher due to maintenance of the Fund's expenses.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized




--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     20 -- SCUDDER SMALL COMPANY VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                       A. SIGNIFICANT ACCOUNTING POLICIES

Scudder Small Company Value Fund (the "Fund") is a diversified series of Scudder Securities Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 1995 through August 31, 1996 the Fund incurred $6,985 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the fiscal year ending August 31, 1997.

REDEMPTION FEES. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the lower of cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                     21 -- SCUDDER SMALL COMPANY VALUE FUND

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

                      B. PURCHASES AND SALES OF SECURITIES

During the period October 6, 1995 (commencement of operations) to August 31, 1996, purchases and sales of investment securities (excluding short-term investments) aggregated $46,153,298 and $8,277,607, respectively.

                               C. RELATED PARTIES

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.75% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until December 31, 1996 in order to maintain the annualized expenses of the Fund at not more than 1.50% of average daily net assets. For the period October 6, 1995 (commencement of operations) to August 31, 1996, the Adviser did not impose any of its management fee amounting to $171,544.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period October 6, 1995 (commencement of operations) to August 31, 1996, SSC did not impose a portion of their fee amounting to $50,693, and the fee imposed amounted to $57,935.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period October 6, 1995 (commencement of operations) to August 31, 1996, STC did not impose a portion of their fee amounting to $1,082, and the fee imposed amounted to $1,236.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                     22 -- SCUDDER SMALL COMPANY VALUE FUND

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period October 6, 1995 (commencement of operations) to August 31, 1996, SFAC did not impose a portion of their fee amounting to $31,965, and the fee imposed amounted to $36,531.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the period October 6, 1995 (commencement of operations) to August 31, 1996, Trustees' fees and expenses aggregated $45,631.

                               D. LINES OF CREDIT

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33.33% of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.




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--------------------------------------------------------------------------------

                     23 -- SCUDDER SMALL COMPANY VALUE FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF SCUDDER SECURITIES TRUST AND THE SHAREHOLDERS OF SCUDDER SMALL COMPANY VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Small Company Value Fund, including the investment portfolio, as of August 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Small Company Value Fund as of August 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                  COOPERS & LYBRAND L.L.P.
October 7, 1996




--------------------------------------------------------------------------------
Pure No-Load[Trademark] Funds Pure No-Load[Trademark] Funds Pure No-Load
--------------------------------------------------------------------------------

                     24 -- SCUDDER SMALL COMPANY VALUE FUND

                             Officers and Trustees

Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and Consultant

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; President, Exeter Capital Management Corporation

Dudley H. Ladd*
Trustee

Dr. Wilson Nolen
Trustee; Consultant

Juris Padegs*
Trustee

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert W. Lear
Honorary Trustee; Executive-in-Residence, Visiting Professor,
Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman of the Board and Director, Kirby Corporation

Edmund R. Swanberg*
Honorary Trustee

Peter Chin*
Vice President

James M. Eysenbach*
Vice President

Philip S. Fortuna*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President

Roy C. McKay*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Kathryn L. Quirk*
Vice President and Assistant Secretary

Richard W. Desmond*
Assistant Secretary

Coleen Downs Dinneen*
Assistant Secretary


*Scudder, Stevens & Clark, Inc.

                      25 - Scudder Small Company Value Fund

                        Investment Products and Services

The Scudder Family of Funds
================================================================================
Money Market
 Scudder Cash Investment Trust
 Scudder U.S. Treasury Money Fund

Tax Free Money Market+
 Scudder Tax Free Money Fund
 Scudder California Tax Free Money Fund*
 Scudder New York Tax Free Money Fund*

Tax Free+
 Scudder California Tax Free Fund*
 Scudder High Yield Tax Free Fund
 Scudder Limited Term Tax Free Fund
 Scudder Managed Municipal Bonds
 Scudder Massachusetts Limited Term
  Tax Free Fund*
 Scudder Massachusetts Tax Free Fund*
 Scudder Medium Term Tax Free Fund
 Scudder New York Tax Free Fund*
 Scudder Ohio Tax Free Fund*
 Scudder Pennsylvania Tax Free Fund*

Growth and Income
 Scudder Balanced Fund
 Scudder Growth and Income Fund

Income
 Scudder Emerging Markets Income Fund
 Scudder Global Bond Fund
 Scudder GNMA Fund
 Scudder High Yield Bond Fund
 Scudder Income Fund
 Scudder International Bond Fund
 Scudder Short Term Bond Fund
 Scudder Zero Coupon 2000 Fund

Growth
 Scudder Capital Growth Fund
 Scudder Classic Growth Fund
 Scudder Development Fund
 Scudder Emerging Markets Growth Fund
 Scudder Global Discovery Fund
 Scudder Global Fund
 Scudder Gold Fund
 Scudder Greater Europe Growth Fund
 Scudder International Fund
 Scudder Latin America Fund
 Scudder Micro Cap Fund
 Scudder Pacific Opportunities Fund
 Scudder Quality Growth Fund
 Scudder Small Company Value Fund
 Scudder 21st Century Growth Fund
 Scudder Value Fund
 The Japan Fund

Retirement Plans and Tax-Advantaged Investments
================================================================================
 IRAs
 Keogh Plans
 Scudder Horizon Plan*+++ (a variable annuity)
 401(k) Plans
 403(b) Plans
 SEP-IRAs
 Profit Sharing and Money Purchase
  Pension Plans

Closed-End Funds#
================================================================================
 The Argentina Fund, Inc.
 The Brazil Fund, Inc.
 The First Iberian Fund, Inc.
 The Korea Fund, Inc.
 The Latin America Dollar Income Fund, Inc.
 Montgomery Street Income Securities, Inc.
 Scudder New Asia Fund, Inc.
 Scudder New Europe Fund, Inc.
 Scudder World Income  Opportunities
  Fund, Inc.


Institutional Cash Management
================================================================================
 Scudder Institutional Fund, Inc.
 Scudder Fund, Inc.
 Scudder Treasurers Trust(TM)++

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.


                       26 - Scudder Small Company Value Fund

                             How to Contact Scudder

Account Service and Information

                For existing account service and transactions

                  Scudder Investor Relations
                  1-800-225-5163

                For  personalized   information  about  your  Scudder  accounts;
                exchanges and redemptions; or information on any Scudder fund

                  Scudder Automated Information Line (SAIL)
                  1-800-343-2890

Investment Information

                To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions

                  Scudder Investor Relations
                  1-800-225-2470

                For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services
                  1-800-323-6105

Please address all correspondence to

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Visit the Scudder World Wide Web Site at:

                  http://funds.scudder.com

Or Stop by a Scudder Funds Center

                Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:
                   Boca Raton             New York
                   Boston                 Portland, OR
                   Chicago                San Diego
                   Cincinnati             San Francisco
                   Los Angeles            Scottsdale

                For information on Scudder Treasurers Trust(TM), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call:
                1-800-541-7703.

                For information on Scudder Institutional Funds*, funds designed to meet the broad investment management and service needs of banks and other institutions, call:
                1-800-854-8525.


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.


                       27 - Scudder Small Company Value Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.